Business Acquisitions (Details 3) - IPI Purchase Price [Member]	1 Months Ended
Jan. 31, 2019 USD ($)
Cash	$ 18,791
Debt-free net working capital (excluding cash)	263,459
Fixed and other long-term assets	97,384
Assumed liabilities	(1,240,097)
Intangible assets and goodwill:
Total intangible assets and goodwill	7,908,463
Total Consideration	7,048,000
Goodwill estimate [Member]
Intangible assets and goodwill:
Total intangible assets and goodwill	6,908,463
Technology [Member]
Intangible assets and goodwill:
Total intangible assets and goodwill	$ 1,000,000